Other Assets and Liabilities [Text Block]	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Other Assets and Liabilities [Text Block]
14.	OTHER ASSETS AND LIABILITIES
Major components of other assets and liabilities at March 31, 2020 and 2021 were as follows:

	2020	2021
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥1,191,690	¥400,776
Other (1)	1,212,511	1,162,424
Investments in equity method investees	2,421,154	2,560,339
Prepaid benefit cost (Note 13)	729,199	1,223,706
Cash collateral pledged for derivative transactions (Note 9)	1,696,108	2,005,136
Cash collateral for the use of Bank of Japan’s settlement infrastructure	965,546	998,838
Accrued interest	308,448	259,336
Deferred tax assets (Note 8)	113,031	122,031
Right-of-use assets of operating leases (Note 7)	393,435	338,547
Other	4,077,577	4,250,171

Total	¥13,108,699	¥13,321,304

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,078,653	¥1,202,371
Other	1,251,260	1,281,436
Obligations to return securities received as collateral (Notes 15, 16 and 31)	4,806,171	6,581,759
Accrued interest	187,096	110,856
Deferred tax liabilities (Note 8)	541,368	827,571
Allowance for off-balance sheet credit instruments	56,995	83,615
Accrued benefit cost (Note 13)	92,225	93,730
Guarantees and indemnifications	39,601	38,123
Cash collateral received for derivative transactions (Note 9)	1,125,305	909,641
Obligations under operating leases (Note 7)	482,813	476,104
Accrued and other liabilities	3,562,359	3,465,614

Total	¥13,223,846	¥15,070,820

Note:
(1)
Accounts receivable—Other is primarily comprised of receivables relating to the card business. The provision or reversal of the allowance for credit losses relating to the receivables is included in Non-interest expense on the condensed consolidated statements of income. The receivables relating to the card business include
¥4,980 million of past due receivables
(1-3
months past due receivables of ¥2,252 million and greater than 3 months past due receivables of ¥2,728 million) as of March 31, 2021, and the credit quality for these receivables is primarily evaluated based on the extent of past due. The outstanding balance of the accounts receivable is presented on a net basis after allowance for credit losses. Upon adoption of the new guidance on measurement of credit losses on financial instruments as of April 1, 2020, the amount of the allowance for credit losses increased by
¥10,248 million. The change of allowance for credit losses
on these receivables
during the period ended March 31, 2021 is primarily due to provision of the allowance for the receivables.
Investments in equity method investees include marketable equity securities carried at ¥1,809,161 million and ¥1,964,118 million at March 31, 2020 and 2021, respectively. Corresponding aggregated market values were ¥1,987,008 million and ¥3,943,990 million, respectively. Marketable equity securities include Morgan Stanley’s common stock carried at ¥1,411,131 million and ¥1,618,579 million at March 31, 2020 and 2021, respectively.
As of March 31, 2021, the MUFG Group held approximately 20.18% of its common stock. Investments in equity method investees also include investments in Morgan Stanley MUFG Securities, Co., Ltd. at ¥185,255 million and ¥174,190 million at March 31, 2020 and 2021, respectively.
The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other-than-temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥51,645 million, ¥21,672 million and ¥53,758 million for the fiscal years ended March 31, 2019, 2020 and 2021 respectively. The impairment losses are included in Equity in earnings of equity method investees—net in the accompanying consolidated statements of income
.
Summarized Financial Information of the MUFG Group’s Equity Method Investees
Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2020 and 2021, and for each of the three years ended March 31, 2021 is as follows:

	2020	2021
	(in billions)
Trading assets	¥29,484	¥34,670
Securities purchased under agreements to resell	11,405	12,701
Securities borrowed	7,868	11,309
Total assets	103,149	128,288
Deposits	25,601	35,775
Customer and other payables	21,556	25,477
Borrowings	21,206	23,894
Total liabilities	93,656	116,377
Noncontrolling interests	149	147

	2019	2020	2021
	(in billions)
Net revenues	¥4,363	¥4,457	¥5,841
Total non-interest expenses	3,168	3,259	3,932
Income from continuing operations before income taxes	1,195	1,140	1,881
Net income applicable to Morgan Stanley	944	903	1,433
Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2020 and 2021, and for each of the three years ended March 31, 2021 is as follows:

	2020	2021
	(in billions)
Net loans	¥15,190	¥15,417
Total assets	29,255	28,459
Deposits	8,898	9,651
Total liabilities	24,025	24,176
Noncontrolling interests	1,005	85

	2019	2020	2021
	(in billions)
Total interest income	¥1,036	¥1,093	¥1,058
Total interest expense	430	419	375
Net interest income	606	674	683
Provision for credit losses	157	171	215
Income before income tax expense	205	366	476
Net income	135	285	400